Note 11 - Lease Commitments	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Leases of Lessee Disclosure [Text Block]
(11)         LEASE COMMITMENTS

During 2010, the Bank extended a noncancelable lease agreement for branch office space which expires in 2015. The lease was extended for an additional five-year term with annual lease payments of $19,000 beginning in April 2015.

The Bank’s subsidiary companies headquartered in Nevada lease office space under sublease agreements that automatically renew for one year periods each October.

Total rental expense for all operating leases for each of the years ended December 31, 2014 and 2013 was $28,000 and $27,000, respectively.